INTANGIBLE ASSETS (Details - Estimated future amortization expense)	Mar. 31, 2022 USD ($)
Goodwill and Intangible Assets Disclosure [Abstract]
2022 (Remainder of the year)	$ 37,295
2023	49,500
2024	49,500
2025	49,500
2026	49,500
Thereafter	50,584
Total	$ 285,879